Loss per share (Tables)	12 Months Ended
Dec. 31, 2022
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Calculation of Earnings (Loss) Per Share

(€’000)	As at December 31,
	2022	2021	2020
Loss of the year attributable to Equity Holders	(40 935)	(26 512)	(17 204)
Weighted average number of shares outstanding	22 593 956	15 604 014	13 942 344

Earnings per share (non-fully diluted) in €	(1.81)	(1.70)	(1.23)

Outstanding warrants	2 339 646	2 136 556	1 488 006